Financial risk management - Exposure to foreign exchange risk (Details) $ in Millions		10 Months Ended	12 Months Ended
	Jul. 15, 2020 USD ($)	May 14, 2021 USD ($) contract	Dec. 31, 2021 USD ($)
Financial risk management
Gross proceeds from initial public offering	$ 107.7
Foreign currency forwards
Financial risk management
Number of foreign currency forward contracts | contract		3
Total amount of loan		$ 60.0
ATM
Financial risk management
Gross proceeds from initial public offering			$ 31.9